UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

  /s/  Randall Abramson     Toronto, Ontario, Canada     January 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $103,780 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     9188   301134 SH       DEFINED                     0   301134        0
AFLAC INC                      COM              001055102     4618    81840 SH       DEFINED                     0    81840        0
AT&T INC                       COM              00206R102      707    24050 SH       DEFINED                     0    24050        0
CANADIAN NAT RES LTD           COM              136385101      650    14568 SH       DEFINED                     0    14568        0
CENTRAL GOLDTRUST              TR UNIT          153546106      357     6550 SH       DEFINED                     0     6550        0
CISCO SYS INC                  COM              17275R102     8337   412135 SH       DEFINED                     0   412135        0
CLOROX CO DEL                  COM              189054109     8675   192156 SH       DEFINED                     0   192156        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6     1886  2198200 PRN      DEFINED                     0  2198200        0
CVS CAREMARK CORPORATION       COM              126650100     9058   260525 SH       DEFINED                     0   260525        0
GAMESTOP CORP NEW              CL A             36467W109       43    33600 SH       DEFINED                     0    33600        0
GENERAL ELECTRIC CO            COM              369604103      654    35760 SH       DEFINED                     0    35760        0
GILEAD SCIENCES INC            COM              375558103      737    20340 SH       DEFINED                     0    20340        0
GOLDMAN SACHS GROUP INC        COM              38141G104     6057    36018 SH       DEFINED                     0    36018        0
HEWLETT PACKARD CO             COM              428236103    12386   294200 SH       DEFINED                     0   294200        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      372     2535 SH       DEFINED                     0     2535        0
ISHARES TR                     FTSE XNHUA IDX   464287184      309     7165 SH       DEFINED                     0     7165        0
JACK IN THE BOX INC            COM              466367109     5367   253981 SH       DEFINED                     0   253981        0
JOHNSON & JOHNSON              COM              478160104     1073    20030 SH       DEFINED                     0    20030        0
KROGER CO                      COM              501044101     9971   445945 SH       DEFINED                     0   445945        0
LDK SOLAR CO LTD               NOTE 4.750% 4/1  50183LAB3      739   745000 PRN      DEFINED                     0   745000        0
MASTERCARD INC                 CL A             57636Q104    12220    54528 SH       DEFINED                     0    54528        0
NEW GOLD INC CDA               COM              644535106     1422   146120 SH       DEFINED                     0   146120        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204     1358    94457 SH       DEFINED                     0    94457        0
ORACLE CORP                    COM              68389X105      470    15025 SH       DEFINED                     0    15025        0
PFIZER INC                     COM              717081103      375    21400 SH       DEFINED                     0    21400        0
RETAIL VENTURES INC            COM              76128Y102      215    13200 SH       DEFINED                     0    13200        0
STRYKER CORP                   COM              863667101      211     3935 SH       DEFINED                     0     3935        0
SUNCOR ENERGY INC NEW          COM              867224107      891    23150 SH       DEFINED                     0    23150        0
TESORO CORP                    COM              881609101      763    41130 SH       DEFINED                     0    41130        0
TRANSCANADA CORP               COM              89353D107      513    13430 SH       DEFINED                     0    13430        0
UNITEDHEALTH GROUP INC         COM              91324P102     1217    33700 SH       DEFINED                     0    33700        0
VISA INC                       COM CL A         92826C839      429     7100 SH       DEFINED                     0     7100        0
WAL MART STORES INC            COM              931142103      608    61315 SH       DEFINED                     0    61315        0
WALGREEN CO                    COM              931422109     1904    48875 SH       DEFINED                     0    48875        0